Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (33,145)	$ (30,935)	$ (26,223)
Property and equipment, net	10,703	3,539	4,644
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computers and equipment	$ 43,848	$ 34,474	$ 30,867